Goodwill (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of detailed information about goodwill
	2022	2021
	$	$

Balance, August 31,	18,495,121	18,785,807
Held for sale - Eden Games	(345,150)	-
Effect of foreign exchange	(35,638)	30,564
Balance, February 28,	18,114,333	18,816,371